Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance and other	$ 1,110	$ 525	$ 548
Vendor prepayments	1,445	282	1,336
Total	$ 2,555	$ 807	$ 1,884